Subsequent events	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
Subsequent Events

40.  SUBSEQUENT EVENTS

Enel Chile S.A.

i.	On January 31, 2022, Enel Chile formalized a revolving credit facility with Enel Finance International N.V. in U.S. dollars for US$300 million, at a SOFR 1M, 3M or 6M variable rate plus a spread of 0.75%, with monthly, quarterly or semiannual interest payments, and a maturity date of August 8, 2023. On February 17, 2022 the first draw of the facility was for US$200 million, at a SOFR 6M rate + spread, maturing on August 17, 2022. On March 4, 2022, the remaining balance of the line was drawn for US$100 million, at a SOFR 6M rate + spread, maturing on September 2, 2022. Based on its revolving nature, at maturity, the decision will be made to renew or pay, but this decision may not be extended beyond the maturity date of the facility.
ii.	On February 28, 2022 Enel Chile announced in a significant event filing that in the regular meeting of the Board of Directors held on the same date, the Chief Executive Officer of the Company, Mr. Paolo Pallotti, tendered his resignation to assume new duties in the Enel Group. The resignation is effective as of March 1, 2022.

Mr. Fabrizio Barderi was appointed as the new Chief Executive Officer of Enel Chile as of March 1, 2022.

iii.	On April 12, 2022, Enel Chile S.A. formalized a revolving credit facility with Bank of Nova Scotia and Mizuho in US dollars for US$300 million, at a SOFR 1M, 3M or 6M variable rate plus a spread of 0.65%, with monthly, quarterly or semiannual interest payments and a maturity date of October 12, 2023. During the availability period, Enel Chile S.A. must pay an annual availability commission equivalent to 0.25% on the amount not withdrawn. On April 19, 2022, the first draw of the facility was for US$150 million, with a 6-month term maturing on October 19, 2022. Based on its revolving nature, at maturity, the decision will be made to renew or pay, but this decision may not be extended beyond the maturity date of the facility.

Enel Distribución Chile S.A.

iv.	On February 11, 2022, Law No. 21,423 was published in the Official Gazette of the Republic of Chile, which regulates the prorate and payment of water and electricity services generated during COVID-19 and establishes subsidies for vulnerable customers. As a result of the application of this Law Enel Distribución Chile S.A. believes that during 2022, a greater loss must be recognized for the impairment of its accounts receivable up to approximately ThCh$980,000.
v.	On February 21, 2022, Enel Distribución Chile S.A. was notified by means of Exempt Resolution No. 10,921 of the Superintendency of Electricity and Fuels of a fine equivalent to 39,261 UTM (ThCh$2,137,447) for the alleged breach of the provisions of Article 4-1 of the Technical Standard of Service Quality for Distribution Systems, in relation to Articles 145º and 222°, letter h), of the Regulations of the General Law of Electrical Services and Articles 72-14° and 130° of the General Law of Electrical Services, because the maximum limit of time of supply replacement established in the regulations was exceeded. The deadlines for filing the corresponding legal appeals are pending.

Enel X Chile S.A.

vi.	On February 28, 2022, Enel X Chile increased its ownership interest in Sociedad de Inversiones K Cuatro S.P.A. from 10% to 50% by acquiring 400 additional shares for ThCh$259,393.

During 2021, Sociedad de Inversiones K Cuatro S.P.A. was awarded the public bid for the service of supplying buses for the Public Transportation System of the Province of Santiago and the communes of San Bernardo and Puente Alto. For this purpose, it incorporated an SPV called Suministradora de Buses K Cuatro S.P.A. (“Supplier”), a company that will have to acquire 991 buses for subsequent leasing to the operators of the Public Transportation System. The bidding conditions established certain minimum capital obligations for the Supplier, which were triggered with the notification of the supply order(s), which occurred on March 9, 2022.

As a consequence of the foregoing, the Supplier must make a capital increase of US$ 63 million, of which, pro rata to its new shareholding, Enel X Chile must contribute U.S. dollars $31.5 million (ThCh$26,607,735), through Sociedad de Inversiones K Cuatro S.P.A. This capital contribution must be made during June 2022 (see other information in note 35.6).

Between January 1, 2022 and the date of issuance of these consolidated financial statements, we are not aware of other events of a financial or any other nature that could significantly affect the financial position and the results presented herein.